Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

Earnings per share for each quarter and the year are calculated individually and may not sum to the total for the year.

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,750.9	$1,689.4	$1,709.9	$1,542.7	$6,692.9
Operating profit (loss)	33.8	7.1	80.2	(34.4)	86.7
Net income (loss) attributable to AK Holding	(306.3)	(64.0)	6.7	(145.4)	(509.0)
Basic and diluted earnings (loss) per share	$(1.72)	$(0.36)	$0.04	$(0.82)	$(2.86)

	2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,383.5	$1,530.8	$1,593.8	$1,997.6	$6,505.7
Operating profit (loss)	(35.3)	36.5	63.7	74.5	139.4
Net income (loss) attributable to AK Holding	(86.1)	(17.1)	(7.2)	13.5	(96.9)
Basic earnings (loss) per share	$(0.63)	$(0.13)	$(0.05)	$0.08	$(0.65)
Diluted earnings (loss) per share	$(0.63)	$(0.13)	$(0.05)	$0.07	$(0.65)

Included in net income attributable to AK Holding in the first quarter and full year of 2015 was an impairment charge of $256.3 for our investment in Magnetation. Included in the fourth quarter and full year of 2015 was an impairment charge of $41.6 for our investment in AFSG, costs of $28.1 for the temporary idling of the Ashland Works blast furnace and steelmaking operations, a pension corridor charge of $144.3 and an OPEB corridor credit of $13.1.

Dearborn’s financial results are included in the above amounts beginning September 16, 2014. Included in operating profit (loss) for the fourth quarter and full year of 2014 was a pension corridor charge of $2.0. Included in net income attributable to AK Holding were Dearborn net-of-tax acquisition-related costs of $1.0, $23.6, $7.1 and $31.7 for the second, third and fourth quarters and full year of 2014.